Financial risk management - lease liabilities (Details) - CHF (SFr)	Dec. 31, 2025	Dec. 31, 2024
Lease liabilities
Lease liabilities - cash outflow	SFr 38,499	SFr 47,739
Lease liabilities - carrying amount	34,688	41,994
Less than 1 Year
Lease liabilities
Lease liabilities - cash outflow	9,240	9,240
1 to 5 Years
Lease liabilities
Lease liabilities - cash outflow	SFr 29.259	SFr 38,499